Sanctions	12 Months Ended
Dec. 31, 2021
SANCTIONS
Sanctions

37.  SANCTIONS

The following Group companies have received sanctions from administrative authorities:

1.	Enel Generación Chile S.A.
1.1.	As of December 31, 2021, the request for reconsideration of the sanction proceedings initiated by the Bío Bío Regional Health Ministry, by Act 180566 for alleged breaches by Enel Generación Chile S.A. of obligations and regulations related to waste disposal regulations in the Cantarrana landfill, is pending. The amount of the fine is 500 UTM (ThCh$27,086).
1.2.	As of December 31, 2021, the Valparaíso Regional Health Ministry initiated sanction proceedings with respect to Inspection Record No. 1705213 for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this fine is 500 UTM (ThCh$27,086).
1.3.	As of December 30, 2021, the Tarapacá Regional Health Ministry initiated sanction proceedings with respect to Inspection Record No. 000766 for the alleged breach by CELTA in the use of lime in the Tarapacá Thermal Power Station, which is pending resolution. The amount of this fine is 500 UTM (ThCh$27,086).
1.4.	As of December 30, 2021, the Coquimbo Regional Health Ministry initiated sanction proceedings with respect to Inspection Record No. 10066, dated June 21, 2016 for the alleged breach committed by Gasatacama, (today Enel Generación Chile S.A., its successor by merger) for keeping waste in an unauthorized area, is pending resolution. The amount of this fine is 500 UTM (ThCh$27,086).
1.5.	As of December 30, 2021, the Regional Health Ministry of the Metropolitan Region initiated sanction proceedings with respect to Exempt Resolution No. 20131261 for the alleged violation of health regulations due to COVID-19, which is pending resolution. The amount of this fine is 50 UTM (ThCh$2,709).
2.	Enel Distribución Chile S.A.
2.1.	By means of Exempt Resolution No. 13,630 dated May 23, 2016, the Superintendence of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 2,000 UTM (ThCh$108,342), alleging that Enel Distribución Chile S.A. failed to fulfill its obligation to maintain its electrical installations in good condition to meet quality and supply continuity requirements, with regard to the fire that affected the San Joaquin substation on May 19, 2015. Enel Distribución Chile S.A. has filed a request for reconsideration against this fine, which is pending resolution.
2.2.	By means of Exempt Resolution No. 33,646 dated November 23, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 15,000 UTM (ThCh$812,565), alleging that Enel Distribución Chile S.A. did not include Charges for the Use of the Transmission System in the April 2020 bills. Enel Distribución Chile S.A. has filed a request for reconsideration against this fine, which is pending resolution.
2.3.	By means of Exempt Resolution No. 34,866 dated September 3, 2021, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 1,700 UTM (ThCh$92,091), alleging that Enel Distribución Chile S.A. did not comply with the provisions of the regulation of the general law of electric services, since it did not read the consumption of all its customers, nor did it estimate the consumption in accordance with the provisions of the current regulations, nor did it deliver the electricity bills to all its customers. Enel Distribución Chile S.A. has filed a request for reconsideration against this fine, which is pending resolution.
2.4.	By means of Exempt Resolution No. 8480 dated September 20, 2021, the Superintendence of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 700 UTM (ThCh$37,920), alleging that Enel Distribución Chile S.A. did not comply with the maintenance of the José Domingo Cañas feeder in the district of Ñuñoa, to detect irregularities related to the presence of vegetation that puts the distribution line at risk due to falling branches or trees. Enel Distribución Chile S.A. filed a request for reconsideration against this fine. Enel Distribución Chile S.A.’s arguments were dismissed and the fine is now pending payment.
3.	Enel Green Power Chile S.A.
3.1.	By means of Resolution No. 1 dated August 9, 2018, the Superintendence of Environment alleged that Enel Green Power Chile S.A. committed sixteen environmental violations during the construction phase of the Cerro Pabellón geothermal power plant, of which thirteen were classified as minor and three as serious violations. The three serious violations relate to archaeological matters. A compliance program filed by Enel Green Power Chile S.A. was dismissed. Subsequently, by means of Resolution dated December 16, 2019, the Superintendence of Environment sent an official notice to the National Monuments Council to issue a statement regarding Geotérmica del Norte S.A.’s archaeological defenses and required information to determine the applicable sanction. As of December 31, 2021, the National Monuments Council’s statement is still pending.

In relation to the sanctions described above, the Enel Chile Group has established provisions for ThCh$5,094,403 as of December 31, 2021 (see Note 24). There are other sanctions that also have associated provisions, but they are not described in this note since they individually represent immaterial amounts. Management believes that the provisions recorded adequately cover the risks due to penalties. Therefore, they do not expect additional liabilities to arise from other than those already registered.